                    ING LIFE INSURANCE AND ANNUITY COMPANY
                          and its Variable Annuity Account C

                       Multiple Sponsored Retirement Options

Supplement dated April 3, 2007 to the Contract Prospectus, Contract Prospectus Summary and
Statement of Additional Information, each dated April 28, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus, Contract Prospectus
Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

Effective April 28, 2007, the ING American Century Select Portfolio (Initial Class) will merge into the
ING BlackRock Large Cap Growth Portfolio (Class I). After the close of business on April 27, 2007, all existing account balances invested in the ING American Century Select Portfolio (Initial Class) will be transferred to the ING BlackRock Large Cap Growth Portfolio (Class I). The ING BlackRock Large Cap
Growth Portfolio (Class I) will be added to your contract on April 30, 2007.

Unless you provide us with alternative allocation instructions, all future allocations directed to the ING
American Century Select Portfolio (Initial Class) after the date of the merger will be automatically allocated to the ING BlackRock Large Cap Growth Portfolio (Class I). You may give us alternative allocation instructions at any time by contacting our Customer Service Center through:

ING
USFS Customer Service
Defined Contribution Administration, TS21
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862

See also the Transfers section of your Contract Prospectus or Investment Options section of your Contract
Prospectus Summary for further information about making fund allocation changes.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial
Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V.
Insurance obligations are the responsibility of each individual company.

X.01107-06C C07-0327-001R	April 2007